12. FAIR VALUE MEASUREMENTS (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Number of Common Shares	1,250,000
Warrant G Member
Issuance Date	Nov. 04, 2016	Nov. 04, 2106
Number of Common Shares	750,000	750,000
Per Share Exercise Price	$ 9.22	$ 10.00
Remaining Term (Years)	7 months	1 year 2 months 12 days
Expiration Date	Jan. 31, 2018	Jan. 31, 2018
Warrant H Member
Issuance Date	Nov. 04, 2016	Nov. 04, 2106
Number of Common Shares	250,000	250,000
Per Share Exercise Price	$ 9.22	$ 12.00
Remaining Term (Years)	19 months	2 years 2 months 12 days
Expiration Date	Jan. 31, 2019	Jan. 31, 2019
Warrant I Member
Issuance Date	Nov. 04, 2016	Nov. 04, 2106
Number of Common Shares	250,000	250,000
Per Share Exercise Price	$ 9.22	$ 14.00
Remaining Term (Years)	31 months	3 years 2 months 12 days
Expiration Date	Jan. 31, 2020	Jan. 31, 2020
Warrant J Member
Issuance Date		Dec. 29, 2016
Number of Common Shares		1,085,000
Per Share Exercise Price		$ .03
Remaining Term (Years)		4 years
Expiration Date		Dec. 29, 2020
Warrant K Member
Issuance Date		Dec. 29, 2016
Number of Common Shares		85,000
Per Share Exercise Price		$ .03
Remaining Term (Years)		4 years
Expiration Date		Dec. 29, 2020